Business combinations - Schedule of net assets acquired (Details) - EUR (€) € in Millions	Dec. 31, 2024	Feb. 23, 2024	Dec. 31, 2023
Disclosure of detailed information about business combination [line items]
Goodwill	€ 4,687		€ 4,514
Coca-Cola Beverages Philippines, Inc.
Disclosure of detailed information about business combination [line items]
Intangible assets		€ 478
Property, plant and equipment		1,084
Investment property		46
Other non-current assets		56
Inventories		228
Amounts receivable from related parties		25
Trade accounts receivable		75
Other current assets		47
Cash and cash equivalents		19
Borrowings, less current portion		(6)
Employee benefit liabilities		(15)
Non-current provisions		(29)
Non-current tax liabilities		(6)
Deferred tax liabilities		(170)
Other non-current liabilities		(21)
Current portion of borrowings		(63)
Current provisions		(29)
Current tax liabilities		(23)
Amounts payable to related parties		(55)
Trade and other payables		(372)
Net identifiable assets acquired		1,269
Non-controlling interest		(2)
Goodwill		276
Fair value of consideration		€ 1,543